PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 378,630
Property, plant and equipment at end of period	560,458	$ 378,630
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	989,699	973,472
Additions	67,175	27,180
Acquisition of Gatos	185,263
Transfers and disposals	(8,263)	(10,953)
Property, plant and equipment at end of period	1,233,874	989,699
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(611,069)	(567,178)
Depreciation and amortization	(69,171)	(48,253)
Impairment reversal	3,448
Transfers and disposals	3,376	4,362
Property, plant and equipment at end of period	(673,416)	(611,069)
Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,329
Property, plant and equipment at end of period	89,658	90,329
Santa Elena [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	186,872	180,128
Additions	14,060	9,251
Acquisition of Gatos	0
Transfers and disposals	(4,084)	(2,507)
Property, plant and equipment at end of period	196,848	186,872
Santa Elena [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(96,542)	(81,615)
Depreciation and amortization	(13,494)	(16,314)
Impairment reversal	0
Transfers and disposals	2,846	1,387
Property, plant and equipment at end of period	(107,190)	(96,542)
Los Gatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	183,057	0
Los Gatos [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	25,526	0
Acquisition of Gatos	185,263
Transfers and disposals	876	0
Property, plant and equipment at end of period	211,665	0
Los Gatos [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	(27,626)	0
Impairment reversal	0
Transfers and disposals	(982)	0
Property, plant and equipment at end of period	(28,608)	0
San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,103
Property, plant and equipment at end of period	89,547	90,103
San Dimas [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	192,112	183,371
Additions	16,532	8,486
Acquisition of Gatos	0
Transfers and disposals	(1,058)	255
Property, plant and equipment at end of period	207,586	192,112
San Dimas [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(102,009)	(86,259)
Depreciation and amortization	(16,853)	(16,268)
Impairment reversal	0
Transfers and disposals	823	518
Property, plant and equipment at end of period	(118,039)	(102,009)
La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27,534
Property, plant and equipment at end of period	26,938	27,534
La Encantada [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	172,274	168,736
Additions	5,707	3,995
Acquisition of Gatos	0
Transfers and disposals	426	(457)
Property, plant and equipment at end of period	178,407	172,274
La Encantada [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(144,740)	(138,721)
Depreciation and amortization	(6,596)	(7,190)
Impairment reversal	0
Transfers and disposals	(133)	1,171
Property, plant and equipment at end of period	(151,469)	(144,740)
Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	129,057
Property, plant and equipment at end of period	128,878	129,057
Jerritt Canyon [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	217,735	216,668
Additions	2,621	2,689
Acquisition of Gatos	0
Transfers and disposals	(197)	(1,622)
Property, plant and equipment at end of period	220,159	217,735
Jerritt Canyon [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(88,679)	(82,697)
Depreciation and amortization	(2,638)	(6,257)
Impairment reversal	0
Transfers and disposals	36	275
Property, plant and equipment at end of period	(91,281)	(88,679)
Non-producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	17,035
Property, plant and equipment at end of period	20,714	17,035
Non-producing Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	162,356	163,498
Additions	517	69
Acquisition of Gatos	0
Transfers and disposals	(840)	(1,211)
Property, plant and equipment at end of period	162,033	162,356
Non-producing Properties [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(145,320)	(145,887)
Depreciation and amortization	(16)	(92)
Impairment reversal	3,448
Transfers and disposals	569	659
Property, plant and equipment at end of period	(141,319)	(145,320)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24,574
Property, plant and equipment at end of period	21,666	24,574
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,350	61,071
Additions	2,212	2,690
Acquisition of Gatos	0
Transfers and disposals	(3,386)	(5,411)
Property, plant and equipment at end of period	57,176	58,350
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(33,776)	(31,999)
Depreciation and amortization	(1,948)	(2,130)
Impairment reversal	0
Transfers and disposals	214	353
Property, plant and equipment at end of period	$ (35,510)	$ (33,776)